FAIR VALUE MEASUREMENTS - Contingent Consideration Assumptions (Details)	Dec. 31, 2021 d USD ($)
Aimtell And PushPros | CYE2021 Revenue - Actual
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	7,193,881
Aimtell And PushPros | CYE2022 Revenue - Expectations
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	11,259,147
Aimtell And PushPros | CYE2023 Revenue - Expectations
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	14,636,891
Aimtell And PushPros | CYE2022 Risk Adjusted Revenue
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	10,883,930
Aimtell And PushPros | CYE2023 Risk Adjusted Revenue
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	13,224,456
Aimtell And PushPros | Revenue Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.25
Aimtell And PushPros | Iteration (actual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	100,000
Aimtell And PushPros | Risk adjustment discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.0725
Aimtell And PushPros | Risk free / Credit risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.065
Aimtell And PushPros | Days gap from period end to payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions | d	90
Aramis | Iteration (actual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	100,000
Aramis | Risk free / Credit risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.065
Aramis | Days gap from period end to payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions | d	90
Aramis | CYE2022 Earnout Successful Probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.990
Crisp Results | Iteration (actual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	100,000
Crisp Results | Risk adjustment discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.165
Crisp Results | Risk free / Credit risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.065
Crisp Results | Days gap from period end to payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions | d	90
Crisp Results | EBITDA volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.60
Crisp Results | EBITDA Historical - 9 Months
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	7,749,580
Crisp Results | EBITDA Expectations - 3 Months
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	1,800,000
Crisp Results | Risk adjusted EBITDA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	1,768,807